Sales in Advance of Carriage - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sales in advance of carriage [abstract]
Revenue recognised as sales in advance of carriage	¥ 8,398	¥ 7,279